Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000007072 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007072 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007072 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007072 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007072 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000007072 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000007075 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007075 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000007075 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007075 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007075 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000007075 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000007076 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007076 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000007076 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007076 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000007076 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000007077 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007077 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000007077 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007077 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000007077 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034438 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034438 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000034438 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000034438 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000034438 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000034438 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000034439 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034439 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000034439 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000034439 [Member] | Vanguard Short Term Inflation Protected Securities Index Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000034439 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000034439 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000034440 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034440 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000034440 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000034440 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000034440 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000034441 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034441 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000034441 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034441 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000034441 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000091317 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091317 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000091317 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091317 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000091317 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000108861 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000108861 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000108861 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000108861 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000108861 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000180147 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000180147 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000180147 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180147 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000180147 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234832 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234832 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000234832 [Member] | Vanguard Total International Bond II Index Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234832 [Member] | Vanguard Total Stock Market Index Fund Institutional Plus Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000234832 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%